Stock Based Compensation (Tables)	12 Months Ended
Dec. 31, 2020
31. Stock-Based Compensation
Weighted average fair values per stock option along with the assumptions incorporated into the valuation models for options granted
	2020	2019
Weighted average fair value per option	$3.58	$2.41
Expected term (1)	5 years	6 years
Risk-free interest rate (2)	1.33%	1.82%
Expected dividend yield (3)	4.09%	5.10%
Expected volatility (4)	14.10%	14.32%
(1) The expected term of the option awards is calculated based on historical exercise behaviour and represents the period of time that the options are expected to be outstanding.
(2) Based on the Bank of Canada five-year government bond yields.
(3) Incorporates current dividend rates and historical dividend increase patterns.
(4) Estimated using the five-year historical volatility.

Stock option information
	Total Options		Non-Vested Options(1)
	Number of Options	Weighted average exercise price per share	Number of Options	Weighted average grant date fair-value
Outstanding as at December 31, 2019	2,286,550	$43.31	1,549,025	$2.22
Granted	501,900	60.03	501,900	3.58
Exercised	(417,968)	44.74	N/A	N/A
Vested	N/A	N/A	(654,375)	2.32
Forfeited	(102,700)	45.94	(102,700)	2.33
Options outstanding December 31, 2020	2,267,782	$46.62	1,293,850	$2.69
Options exercisable December 31, 2020 (2)(3)	973,932	$42.08
(1) As at December 31, 2020, there was $2 million of unrecognized compensation related to stock options not yet vested which is expected to be recognized over a weighted average period of approximately 3 years (2019 - $2 million, 2 years).
(2) As at December 31, 2020, the weighted average remaining term of vested options was 6 years with an aggregate intrinsic value of $12 million (2019 - 6 years, $11 million).
(3) As at December 31, 2020, the fair value of options that vested in the year was $2 million (2019 - $2 million).

Activity related to the Deferred Share Unit Plans
	Employee DSU	Weighted Average Grant Date Fair Value	Director DSU	Weighted Average Grant Date Fair Value
Outstanding as at December 31, 2019	704,597	$34.69	531,454	$39.96
Granted including DRIP	84,790	47.74	93,008	51.65
Exercised	(127,389)	30.50	(33,338)	41.89
Outstanding and exercisable as at December 31, 2020	661,998	$37.17	591,124	$41.69

Activity related to the Performance Share Unit Plan
	Employee PSU	Weighted Average Grant Date Fair Value	Aggregate intrinsic value
Outstanding as at December 31, 2019	1,381,100	$45.37	$88
Granted including DRIP	271,185	53.14
Exercised	(445,066)	45.41
Forfeited	(80,690)	46.25
Outstanding as at December 31, 2020	1,126,529	$47.16	$68

	Employee RSU	Weighted Average Grant Date Fair Value	Aggregate intrinsic value
Outstanding as at December 31, 2019	-	$-	$-
Granted including DRIP	171,908	54.62
Forfeited	(5,633)	54.62
Outstanding as at December 31, 2020	166,275	$54.62	$10